Financial Instruments - Estimated Fair Values of Derivative Financial Instruments Included in Risk Management Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net	$ 178	$ 356
Net change in fair value of outstanding derivatives financial instruments recognized in: Risk management activities	(32)	(13)
Net change in fair value of outstanding derivatives financial instruments recognized in: Foreign exchange	(168)	(231)
Net change in fair value of outstanding derivatives financial instruments recognized in: Other comprehensive income (loss)	(2)	66
Derivative financial asset (liability), net	(24)	178
Asset (liability), included in current portion of other long-term (liabilities) assets	(126)	(104)
Asset (liability), included in other long-term assets	$ 102	$ 282